UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 91.4%

Treasury Bills - 91.4%
U.S. Treasury Bills
0.06%, 6/07/12*	$32,450,000	$32,449,619
0.06%, 6/14/12*	7,000,000	6,999,851
0.07%, 7/12/12*	25,000,000	24,998,031

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $64,447,612)		64,447,501

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $51,575)	51,575	51,575

REPURCHASE AGREEMENT - 14.5%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $10,234,688 (fully collateralized by Ginnie Mae, 5.00% due 7/20/41; Market value - $10,746,363) (Cost: $10,234,631)	10,234,631	10,234,631

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $74,733,818)(b)		74,733,707
Liabilities in Excess of Other Assets - (6.0)%		(4,244,304)

NET ASSETS - 100.0%		$70,489,403

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 57.9%

Treasury Bills - 57.9%
U.S. Treasury Bills
0.06%, 6/07/12*	$95,000,000	$94,998,887
0.06%, 6/14/12*	1,400,000	1,399,970
0.05%, 7/05/12*	47,117,000	47,114,597
0.07%, 7/12/12*	66,000,000	65,994,802

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $209,508,604)		209,508,256

TIME DEPOSITS - 22.7%
Banks - 22.7%
Barclays Bank PLC
1.08%, 6/08/12	104,143,143 CNH	16,346,436
Deutsche Bank AG
1.60%, 6/08/12	104,180,587 CNH	16,352,313
JPMorgan Chase & Co.
0.60%, 6/08/12	106,111,218 CNH	16,655,347
Royal Bank of Scotland PLC
0.65%, 6/08/12	104,087,910 CNH	16,337,766
Standard Chartered Bank
2.05%, 6/08/12	104,232,415 CNH	16,360,448

TOTAL TIME DEPOSITS (Cost: $82,786,487)		82,052,310

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $1,861,425)	$1,861,425	1,861,425

REPURCHASE AGREEMENT - 19.5%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $70,766,570 (fully collateralized by Fannie Mae, 5.00% due 5/01/33 and Ginnie Mae, 5.00% due 12/20/34; Market value - $74,304,485) (Cost: $70,766,177)	70,766,177	70,766,177

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $364,922,693)(b)		364,188,168
Liabilities in Excess of Foreign Currency and Other Assets - (0.6)%		(2,189,576)

NET ASSETS - 100.0%		$361,998,592

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 91.4%

Treasury Bills - 91.4%
U.S. Treasury Bills
0.05%, 7/05/12*	$13,750,000	$13,749,299
0.07%, 7/12/12*	9,800,000	9,799,228

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $23,548,565)		23,548,527

MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $172,477)	172,477	172,477

REPURCHASE AGREEMENT - 23.0%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $5,927,720 (fully collateralized by Ginnie Mae, 5.50% due 4/15/24; Market value - $6,224,072) (Cost: $5,927,688)	5,927,688	5,927,688

TOTAL INVESTMENTS IN SECURITIES - 115.0% (Cost: $29,648,730)(b)		29,648,692
Liabilities in Excess of Cash and Other Assets - (15.0)%		(3,875,822)

NET ASSETS - 100.0%		$25,772,870

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 80.3%

Treasury Bills - 80.3%
U.S. Treasury Bills
0.06%, 6/28/12*	$73,774,000	$73,770,559
0.07%, 7/12/12*	120,524,000	120,514,509
0.07%, 7/26/12*	50,000,000	49,995,547

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $244,280,449)		244,280,615

MONEY MARKET FUND - 0.3%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $993,234)	993,234	993,234

REPURCHASE AGREEMENT - 24.7%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $75,055,737 (fully collateralized by Fannie Mae, 3.50% - 4.50% due 7/01/39 - 11/01/41; Market value - $78,808,087) (Cost: $75,055,320)	75,055,320	75,055,320

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $320,329,003)(b)		320,329,169
Liabilities in Excess of Cash and Other Assets - (5.3)%		(15,997,663)

NET ASSETS - 100.0%		$304,331,506

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 77.6%

Treasury Bills - 77.6%
U.S. Treasury Bills
0.05%, 6/14/12*	$1,850,000	$1,849,963
0.05%, 7/05/12*	5,897,000	5,896,699
0.07%, 7/12/12*	5,000,000	4,999,606
0.09%, 8/09/12*	1,000,000	999,904

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $13,746,113)		13,746,172

MONEY MARKET FUND - 0.8%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $138,459)	138,459	138,459

REPURCHASE AGREEMENT - 25.0%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $4,426,228 (fully collateralized by Ginnie Mae, 5.50% due 4/15/24; Market value - $4,647,514) (Cost: $4,426,203)	4,426,203	4,426,203

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $18,310,775)(b)		18,310,834
Liabilities in Excess of Other Assets - (3.4)%		(609,584)

NET ASSETS - 100.0%		$17,701,250

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

May 31, 2012

Investments	Principal Amount	Value
TIME DEPOSITS - 96.9%

Banks - 96.9%
Barclays Bank PLC
0.02%, 6/01/12	202,019,529 JPY	$2,576,287
0.01%, 6/08/12	202,020,315 JPY	2,576,297
Mizuho International PLC
0.05%, 6/01/12	202,072,818 JPY	2,576,966
0.05%, 6/08/12	202,074,783 JPY	2,576,992
UBS AG
0.00%(b) , 6/01/12	100,000,778 JPY	1,275,276
0.01%, 6/08/12	100,000,797 JPY	1,275,276

TOTAL TIME DEPOSITS (Cost: $12,747,404)		12,857,094

FOREIGN GOVERNMENT OBLIGATIONS - 25.0%

Sovereign - 25.0%
Japan Treasury Bills
0.10%, 6/25/12, Series 268*	50,000,000 JPY	637,596
0.10%, 8/20/12, Series 281*	210,000,000 JPY	2,677,462

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,218,899)		3,315,058

REPURCHASE AGREEMENT - 24.6%
Repurchase agreement dated 5/31/12, 0.10% due 6/01/12 with Royal Bank of Scotland; Proceeds at maturity - 256,088,661 JPY (fully collateralized by Japan Government Bond, 0.70% due 3/20/13; Market value - $3,321,316) (Cost: $3,265,803)	256,087,950 JPY	3,265,803

TOTAL INVESTMENTS IN SECURITIES - 146.5% (Cost: $19,232,106)(a)		19,437,955
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (46.5)%		(6,168,230)

NET ASSETS - 100.0%		$13,269,725

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY	-	Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
(b)	Amount is less than 0.01%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 81.2%

Treasury Bills - 81.2%
U.S. Treasury Bills
0.06%, 6/28/12*	$450,000	$449,979
0.07%, 7/12/12*	3,200,000	3,199,748

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,649,734)		3,649,727

MONEY MARKET FUND - 0.9%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $42,631)	42,631	42,631

REPURCHASE AGREEMENT - 27.4%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $1,231,939 (fully collateralized by Ginnie Mae, 5.50% due 4/15/24; Market value - $1,293,530) (Cost: $1,231,933)	1,231,933	1,231,933

TOTAL INVESTMENTS IN SECURITIES - 109.5% (Cost: $4,924,298)(b)		4,924,291
Liabilities in Excess of Other Assets - (9.5)%		(428,903)

NET ASSETS - 100.0%		$4,495,388

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 72.3%

Sovereign Agency - 6.3%
New South Wales Treasury Corp.
6.00%, 4/01/16, Series 16	5,112,000	AUD	$5,448,015
Queensland Treasury Corp.
7.13%, 9/18/17 6.00%,	3,320,000	NZD	2,887,061
7/21/22, Series 22	13,580,000	AUD	14,880,227
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	1,470,000	AUD	1,579,003

Total Sovereign Agency			24,794,306

Sovereign Bonds - 66.0%
Australian Government Bond
6.25%, 4/15/15, Series 119	1,430,000	AUD	1,545,795
China Government Bond
1.00%, 12/01/13	31,500,000	CNY	4,913,431
3.30%, 10/27/14	17,220,000	CNY	2,802,722
1.80%, 12/01/15	27,000,000	CNY	4,197,934
2.48%, 12/01/20	33,500,000	CNY	5,084,870
2.36%, 8/18/21	15,000,000	CNY	2,242,711
Hong Kong Government Bond
1.69%, 12/22/14	46,000,000	HKD	6,139,806
1.65%, 6/15/15	46,350,000	HKD	6,216,867
1.51%, 2/24/27	42,500,000	HKD	5,798,703
Indonesia Government
11.00%, 12/15/12, Series FR23	96,405,000,000	IDR	10,603,309
11.25%, 5/15/14, Series FR51	45,196,000,000	IDR	5,363,602
7.38%, 9/15/16, Series FR55	144,451,000,000	IDR	16,521,983
12.80%, 6/15/21, Series FR34	26,179,000,000	IDR	3,967,879
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	17,469,900,000	KRW	14,872,040
4.50%, 3/10/15, Series 1503	17,870,000,000	KRW	15,616,328
4.00%, 9/10/15, Series 1509	13,370,000,000	KRW	11,558,635
4.25%, 6/10/21, Series 2106	1,890,000,000	KRW	1,675,910
Malaysian Government
3.21%, 5/31/13, Series 0509	42,530,000	MYR	13,434,103
3.43%, 8/15/14, Series 0211	23,360,000	MYR	7,418,872
3.84%, 8/12/15, Series 0110	27,240,000	MYR	8,760,815
4.01%, 9/15/17, Series 0210	44,580,000	MYR	14,534,324
New Zealand Government
6.50%, 4/15/13, Series 413	3,270,000	NZD	2,546,454
6.00%, 4/15/15, Series 415	12,379,000	NZD	10,270,955
6.00%, 12/15/17, Series 1217	310,000	NZD	271,332
Republic of Philippines
6.25%, 1/27/14, Series 5-67	69,970,000	PHP	1,695,331
7.00%, 1/27/16, Series 7-48	56,820,000	PHP	1,434,280
4.95%, 1/15/21	619,000,000	PHP	14,842,583
8.00%, 7/19/31, Series 2017	150,000,000	PHP	4,220,470
Singapore Government Bond
1.63%, 4/01/13	1,922,000	SGD	1,508,081
2.25%, 6/01/21	10,690,000	SGD	8,865,678
3.00%, 9/01/24	10,000,000	SGD	8,685,230
Thailand Government Bond
5.25%, 7/13/13	366,800,000	THB	11,785,642
5.25%, 5/12/14	350,000,000	THB	11,401,650
3.13%, 12/11/15	194,699,000	THB	6,058,043
4.13%, 11/18/16	128,060,000	THB	4,130,854
2.80%, 10/10/17	317,595,000	THB	9,621,676

Total Sovereign Bonds			260,608,898

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $298,219,179)			285,403,204

SUPRANATIONAL BONDS - 14.1%

Banks - 14.1%
Asian Development Bank
5.50%, 2/15/16	6,540,000	AUD	6,809,972
2.85%, 10/21/20	14,500,000	CNY	2,285,647
Eurofima
5.63%, 10/24/16	2,270,000	AUD	2,299,797
European Bank for Reconstruction & Development
5.25%, 8/15/12	192,100,000	INR	3,394,910
6.75%, 2/19/13	61,130,000,000	IDR	6,419,300
5.25%, 6/06/14	185,950,000	INR	3,259,187
Inter-American Development Bank
2.50%, 3/11/13	293,000,000	INR	5,033,292
4.75%, 1/10/14	574,650,000	INR	9,955,518
6.25%, 6/22/16	1,360,000	NZD	1,145,788
International Bank for Reconstruction & Development
5.38%, 12/15/14	5,010,000	NZD	4,011,150
International Finance Corp.
5.75%, 6/24/14	5,256,000	AUD	5,371,971
1.80%, 1/27/16	5,000,000	CNY	771,183
Nordic Investment Bank
6.00%, 4/06/15	4,900,000	AUD	5,056,033

TOTAL SUPRANATIONAL BONDS (Cost: $63,723,263)			55,813,748

MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(a) (Cost: $3,073,025)	3,073,025		3,073,025

REPURCHASE AGREEMENT - 10.8%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $42,494,929 (fully collateralized by Ginnie Mae, 5.00% due 9/20/40; Market value - $44,619,428) (Cost: $42,494,693)	42,494,693		42,494,693

TOTAL INVESTMENTS IN SECURITIES - 98.0% (Cost: $407,510,160)(b)			386,784,670
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.0%			7,891,637

NET ASSETS - 100.0%			$394,676,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2012

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australia dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesia rupiah
INR	-	India rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippines peso
SGD	-	Singapore dollar
THB	-	Thai baht

(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 70.1%

Municipal - 1.5%
Australian Capital Territory
5.50%, 6/07/18	550,000	AUD	$579,462

Sovereign Agency - 35.2%
Export Development Canada
5.75%, 2/11/14	800,000	AUD	808,853
5.25%, 8/10/15	690,000	AUD	707,914
New South Wales Treasury Corp.
5.50%, 8/01/14, Series 14	690,000	AUD	708,302
6.00%, 4/01/15, Series 15	150,000	AUD	156,876
5.50%, 3/01/17, Series 17	690,000	AUD	739,394
6.00%, 2/01/18, Series 18	120,000	AUD	130,632
Northern Territory Treasury Corp.
5.75%, 7/14/14	500,000	AUD	509,277
6.25%, 10/20/15	500,000	AUD	528,833
Queensland Treasury Corp.
6.00%, 8/14/13, Series 13	150,000	AUD	150,884
5.75%, 11/21/14, Series 14	250,000	AUD	256,940
6.00%, 10/21/15, Series 15	200,000	AUD	210,070
6.00%, 4/21/16, Series 16	800,000	AUD	845,322
6.00%, 9/14/17, Series 17	640,000	AUD	700,807
South Australian Government Financing Authority
6.00%, 5/15/13, Series 13	575,000	AUD	573,758
5.75%, 4/20/15, Series 15	1,350,000	AUD	1,397,559
Tasmanian Public Finance
6.50%, 5/15/13, Series 13	575,000	AUD	576,045
5.50%, 6/23/14, Series 14	720,000	AUD	730,882
6.50%, 4/15/15, Series 15	500,000	AUD	526,967
Treasury Corp. of Victoria
5.75%, 11/15/16, Series 1116	890,000	AUD	951,452
5.50%, 11/15/18, Series 1118	540,000	AUD	579,688
Western Australia Treasury Corp.
5.50%, 4/23/14, Series 14	800,000	AUD	811,582
7.00%, 4/15/15, Series 15	540,000	AUD	580,042
6.00%, 10/16/23, Series 23	200,000	AUD	228,144

Total Sovereign Agency			13,410,223

Sovereign Bonds - 33.4%
Australian Government Bond
4.75%, 6/15/16, Series 130	700,000	AUD	745,419
4.25%, 7/21/17, Series 135	1,675,000	AUD	1,770,373
5.50%, 1/21/18, Series 132	1,600,000	AUD	1,797,587
5.25%, 3/15/19, Series 122	800,000	AUD	904,223
4.50%, 4/15/20, Series 126	1,025,000	AUD	1,119,033
5.75%, 5/15/21, Series 124	1,050,000	AUD	1,253,392
5.50%, 4/21/23, Series 133	950,000	AUD	1,132,652
New Zealand Government Bond
6.00%, 4/15/15, Series 415	520,000	NZD	431,448
6.00%, 12/15/17, Series 1217	1,730,000	NZD	1,514,206
5.00%, 3/15/19, Series 319	890,000	NZD	749,244
6.00%, 5/15/21, Series 521	710,000	NZD	644,622
5.50%, 4/15/23, Series 423	750,000	NZD	667,537

Total Sovereign Bonds			12,729,736

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $27,227,482)			26,719,421

SUPRANATIONAL BONDS - 27.9%

Banks - 27.9%
Asian Development Bank
5.25%, 5/13/14	650,000	AUD	657,107
6.00%, 1/20/15	700,000	AUD	728,303
5.50%, 2/15/16	200,000	AUD	208,256
6.00%, 2/22/18	200,000	AUD	217,400
Council of Europe Development Bank
5.75%, 9/16/14	550,000	AUD	555,022
5.63%, 12/14/15	300,000	AUD	304,529
European Investment Bank
5.38%, 5/20/14	840,000	AUD	838,273
6.50%, 9/10/14	182,000	NZD	145,955
6.13%, 1/23/17	240,000	AUD	246,226
Inter-American Development Bank
5.50%, 5/29/13	870,000	AUD	864,888
6.00%, 5/25/16	760,000	AUD	807,035
International Bank for Reconstruction & Development
5.50%, 10/21/14	810,000	AUD	829,426
International Finance Corp.
5.75%, 6/24/14	640,000	AUD	654,121
5.75%, 3/16/15	350,000	AUD	362,848
Kreditanstalt Fuer Wiederaufbau
6.00%, 1/29/15	380,000	AUD	392,817
6.38%, 2/17/15	400,000	NZD	327,201
5.75%, 5/13/15	150,000	AUD	154,746
6.25%, 12/04/19	300,000	AUD	325,522
Landwirtschaftliche Rentenbank
6.00%, 7/15/14	220,000	AUD	224,290
5.75%, 7/15/15	250,000	AUD	256,581
6.50%, 4/12/17	150,000	AUD	160,402
Nordic Investment Bank
6.00%, 8/20/14	600,000	AUD	613,886
6.00%, 4/06/15	740,000	AUD	763,564

TOTAL SUPRANATIONAL BONDS (Cost: $11,173,744)			10,638,398

MONEY MARKET FUND - 0.0%†
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $13,629)	13,629		13,629

TOTAL INVESTMENTS IN SECURITIES - 98.0% (Cost: $38,414,855)(b)			37,371,448
Foreign Currency and Other Assets in Excess of Liabilities - 2.0%			761,372

NET ASSETS - 100.0%			$38,132,820

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australia dollar
NZD	-	New Zealand dollar

†	Less than 0.05%.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2012

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 94.8%

Banks - 3.3%
Shinhan Bank, Private Placement
4.38%, 7/27/17(e)	$1,827,000	$1,906,202

Building Materials - 2.5%
Cemex Finance LLC
9.50%, 12/14/16	1,572,000	1,446,240

Cellular Telecommunications - 2.4%
Digicel Group Ltd.
8.88%, 1/15/15	1,414,000	1,398,093

Electric - 6.5%
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21	1,859,000	1,979,835
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21	1,782,000	1,853,280

Total Electric		3,833,115

Engineering & Construction - 3.2%
Odebrecht Finance Ltd.
6.00%, 4/05/23	1,830,000	1,891,762

Food - 2.5%
Grupo Bimbo SAB de CV
4.50%, 1/25/22	1,408,000	1,486,271

Holding Companies-Diversified - 7.5%
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22	3,155,000	3,252,440
Noble Group Ltd.
6.75%, 1/29/20	1,203,000	1,145,858

Total Holding Companies - Diversified		4,398,298

Iron/Steel - 10.1%
CSN Resources S.A.
6.50%, 7/21/20	1,059,000	1,122,540
Evraz Group SA
6.75%, 4/27/18	1,976,000	1,840,150
POSCO
5.25%, 4/14/21	1,779,000	1,939,555
Severstal OAO Via Steel Capital S.A.
6.70%, 10/25/17	1,062,000	1,038,105

Total Iron/Steel		5,940,350

Metal-Diversified - 2.8%
Vedanta Resources PLC
8.25%, 6/07/21	1,878,000	1,629,165

Mining - 6.2%
Vale Overseas Ltd.
4.38%, 1/11/22	2,484,000	2,488,695
Volcan Compania Minera S.A.A., Private Placement
5.38%, 2/02/22(e)	1,126,000	1,145,705

Total Mining		3,634,400

Oil & Gas - 34.8%
Ecopetrol S.A.
7.63%, 7/23/19	1,425,000	1,767,000
Gazprom OAO Via GAZ Capital S.A.
4.95%, 5/23/16	1,731,000	1,781,363
KazMunayGas National Co.
6.38%, 4/09/21	1,827,000	1,938,904
LUKOIL International Finance B.V.
6.13%, 11/09/20	1,798,000	1,847,445
Petrobras International Finance Co.
5.38%, 1/27/21	3,697,000	3,964,570
Petroleos de Venezuela S.A.
8.50%, 11/02/17	1,668,200	1,324,134
Petroleos Mexicanos
5.50%, 1/21/21	3,729,000	4,120,545
PT Pertamina (Persero)
5.25%, 5/23/21	1,910,000	1,890,900
TNK-BP Finance S.A.
7.25%, 2/02/20	1,558,000	1,731,328

Total Oil & Gas		20,366,189

Specialty Chemicals - 3.1%
Braskem Finance Ltd.
5.75%, 4/15/21	1,798,000	1,800,247

Telecommunication - 9.9%
Oi SA, Private Placement
5.75%, 2/10/22(e)	1,846,000	1,809,080
Qtel International Finance Ltd.
4.75%, 2/16/21(a)	2,006,000	2,101,285
VimpelCom Holdings B.V.
7.50%, 3/01/22(a)	2,102,000	1,891,800

Total Telecommunication		5,802,165

TOTAL FOREIGN CORPORATE BONDS (Cost: $57,061,721)		55,532,497

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 3.3%

Sovereign Agency - 3.3%
MDC-Gmtn B.V.
5.50%, 4/20/21	1,776,000	1,929,180

(Cost: $1,880,174)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%
Dreyfus Institutional Preferred Money Market Fund 0.18%(b) (Cost: $4,067,200)(c)	4,067,200	4,067,200

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $63,009,095)(d)		61,528,877
Liabilities in Excess of Cash and Other Assets - (5.0)%		(2,954,242)

NET ASSETS - 100.0%		$58,574,635

(a)	Security, or portion thereof, was on loan at May 31, 2012.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(c)	At May 31, 2012, the total market value of the Fund’s securities on loan was $3,895,000 and the total market value of the collateral held by the Fund was $4,067,200.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
(e)

This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 81.7%

Sovereign Bonds - 81.7%
China Government Bond
1.00%, 12/01/13	43,000,000	CNY	$6,707,224
3.30%, 10/27/14	25,740,000	CNY	4,189,434
1.80%, 12/01/15	109,000,000	CNY	16,947,216
2.48%, 12/01/20	50,500,000	CNY	7,665,252
2.36%, 8/18/21	21,000,000	CNY	3,139,795
Federal Republic of Brazil
12.50%, 1/05/16(a)	61,489,000	BRL	36,310,308
12.50%, 1/05/22	27,130,000	BRL	18,098,733
10.25%, 1/10/28	55,779,000	BRL	33,696,453
Indonesia Government
12.50%, 3/15/13, Series FR33	34,167,000,000	IDR	3,848,429
11.00%, 10/15/14, Series FR26	75,811,000,000	IDR	9,116,386
9.50%, 6/15/15, Series FR27	148,891,000,000	IDR	17,678,510
10.75%, 5/15/16, Series FR30	53,118,000,000	IDR	6,697,632
7.38%, 9/15/16, Series FR55	143,000,000,000	IDR	16,356,021
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	6,321,053
11.00%, 11/15/20, Series FR31	105,372,000,000	IDR	14,499,613
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	12,287,432
8.38%, 9/15/26, Series FR56	196,988,000,000	IDR	23,720,561
8.25%, 6/15/32, Series FR58	62,207,000,000	IDR	7,321,354
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	17,030,000,000	KRW	14,497,555
4.50%, 3/10/15, Series 1503	18,322,260,000	KRW	16,011,552
5.00%, 6/10/20, Series 2006	24,039,220,000	KRW	22,341,392
Malaysian Government
3.43%, 8/15/14, Series 0211	72,403,000	MYR	22,994,376
3.84%, 8/12/15, Series 0110	71,163,000	MYR	22,887,147
3.81%, 2/15/17, Series 0207	41,190,000	MYR	13,303,873
4.01%, 9/15/17, Series 0210	90,070,000	MYR	29,365,333
4.38%, 11/29/19, Series 0902	92,242,000	MYR	30,793,632
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	256,349,000	MXN	19,921,189
7.75%, 12/14/17, Series M10	242,147,000	MXN	18,962,742
8.50%, 12/13/18, Series M10	248,964,000	MXN	20,381,533
6.50%, 6/10/21, Series M	67,140,000	MXN	4,867,815
Nota do Tesouro Nacional
10.00%, 1/01/13	6,390,000	BRL	3,192,456
10.00%, 1/01/21	800,000	BRL	394,997
Poland Government Bond
5.75%, 4/25/14, Series 0414	80,790,000	PLN	23,089,616
5.50%, 10/25/19, Series 1019	52,228,000	PLN	14,890,248
5.25%, 10/25/20, Series 1020	69,539,000	PLN	19,385,293
5.75%, 9/23/22, Series 0922	65,208,000	PLN	18,729,439
Republic of Chile
5.50%, 8/05/20	19,046,500,000	CLP	38,875,558
Republic of Colombia
12.00%, 10/22/15	27,189,000,000	COP	18,202,485
7.75%, 4/14/21	33,664,000,000	COP	22,170,786
Republic of Peru
9.91%, 5/05/15	28,820,000	PEN	12,413,133
8.60%, 8/12/17	8,822,000	PEN	3,876,763
7.84%, 8/12/20	36,210,000	PEN	15,621,494
8.20%, 8/12/26	6,490,000	PEN	3,001,954
6.95%, 8/12/31	15,060,000	PEN	6,097,382
Republic of Philippines
7.88%, 2/19/19, Series 1048	260,400,000	PHP	6,923,420
4.95%, 1/15/21	1,099,000,000	PHP	26,352,178
7.63%, 9/29/36, Series 25-9	319,500,000	PHP	8,629,291
Republic of South Africa
8.25%, 9/15/17, Series R203	109,310,000	ZAR	13,476,872
7.25%, 1/15/20, Series R207	120,601,000	ZAR	13,795,237
10.50%, 12/21/26, Series R186	175,400,000	ZAR	24,156,985
Russian Foreign Bond
7.85%, 3/10/18(a)	1,440,000,000	RUB	44,305,376
Thailand Government Bond
5.25%, 5/12/14	343,730,000	THB	11,197,398
3.13%, 12/11/15	351,770,000	THB	10,945,293
4.13%, 11/18/16	421,430,000	THB	13,594,141
2.80%, 10/10/17	387,840,000	THB	11,749,778
5.13%, 3/13/18	667,385,000	THB	22,646,661
Turkey Government Bond
10.00%, 6/17/15	35,772,000	TRY	19,684,053
9.00%, 1/27/16	14,666,000	TRY	7,873,438
10.50%, 1/15/20	40,322,000	TRY	23,383,147

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,013,943,819)			939,584,417

SUPRANATIONAL BONDS - 13.5%

Banks - 13.5%
Asian Development Bank
9.25%, 4/30/13	14,180,000	BRL	7,227,165
6.55%, 1/28/15	43,850,000	MXN	3,208,473
European Bank for Reconstruction & Development
8.00%, 2/18/13	51,060,000	ZAR	6,055,608
6.50%, 2/09/15	59,610,000	RUB	1,753,689
6.75%, 5/12/17	236,850,000	RUB	6,770,124
European Investment Bank
6.25%, 3/11/13	151,900,000	RUB	4,493,872
10.00%, 9/10/13	2,325,000	TRY	1,273,127
8.00%, 10/21/13	38,630,000	ZAR	4,634,729
8.50%, 11/04/14	77,155,000	ZAR	9,485,551
9.63%, 4/01/15	10,085,000	TRY	5,643,163
6.50%, 12/15/15	88,150,000	RUB	2,572,739
14.00%, 7/05/16	5,210,000	TRY	3,321,160
6.50%, 9/30/16	147,900,000	RUB	4,307,542
Inter-American Development Bank
9.50%, 1/06/14	5,980,000	BRL	3,131,473
8.00%, 1/26/16	21,632,000	MXN	1,693,907
7.50%, 12/05/24	167,197,000	MXN	12,592,614
International Bank for Reconstruction & Development
3.25%, 1/24/13	758,000,000	CLP	1,444,413
5.00%, 7/01/13	77,475,000	MXN	5,472,619
6.50%, 9/11/13	180,025,000	MXN	13,002,092
4.88%, 9/16/13	41,650,000	RUB	1,208,440
6.25%, 12/11/13	262,550,000	RUB	7,789,896
5.25%, 11/24/14	41,550,000	RUB	1,187,840
8.75%, 3/01/17	30,680,000	ZAR	3,942,369
7.50%, 3/05/20	48,295,000	MXN	3,782,007
International Finance Corp.
11.25%, 7/17/12	29,280,000	TRY	15,761,947
9.25%, 9/16/13	12,965,000	BRL	6,691,200
8.25%, 1/15/14	8,210,000	BRL	4,201,577
7.38%, 3/04/15	11,490,000	ZAR	1,422,484
6.00%, 1/28/16	128,810,000	MXN	9,476,768
Nordic Investment Bank
10.00%, 5/14/13	4,085,000	BRL	2,101,393

TOTAL SUPRANATIONAL BONDS (Cost: $181,603,591)			155,649,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2012

Investments	Principal Amount	Value
MONEY MARKET FUND - 0.4%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $5,230,497)	$5,230,497	$5,230,497

REPURCHASE AGREEMENT - 2.3%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/12, 0.20% due 6/01/12; Proceeds at maturity - $26,028,444 (fully collateralized by Ginnie Mae, 5.00% due 7/20/41; Marketvalue - $27,329,715) (Cost: $26,028,300)	26,028,300	26,028,300

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(b) (Cost: $51,979,020)(c)	51,979,020	51,979,020

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $1,278,785,227)(d)		1,178,472,215
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.4)%		(27,972,819)

NET ASSETS - 100.0%		$1,150,499,396

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesia rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)	Security, or portion thereof, was on loan at May 31, 2012.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(c)	At May 31, 2012, the total market value of the Fund’s securities on loan was $43,938,920 and the total market value of the collateral held by the Fund was $51,979,020.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

May 31, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 69.3%

Sovereign Agency - 4.6%
European Financial Stability Facility
2.75%, 7/18/16	145,000	EUR	$190,312

Sovereign Bonds - 64.7%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000	EUR	66,026
4.00%, 3/28/19, Series 55	37,000	EUR	50,129
3.75%, 9/28/20, Series 58	50,000	EUR	66,739
Bundesrepublik Deutschland
6.00%, 6/20/16, Series 86	15,000	EUR	22,806
2.25%, 9/04/20	90,000	EUR	122,732
3.25%, 7/04/21	90,000	EUR	132,611
4.75%, 7/04/28, Series 98	135,000	EUR	236,254
European Union
3.38%, 5/10/19	145,000	EUR	199,069
Finnish Government Bond
3.38%, 4/15/20	45,000	EUR	63,964
3.50%, 4/15/21	45,000	EUR	64,757
4.00%, 7/04/25	40,000	EUR	61,586
France Government Bond OAT
4.00%, 4/25/18	165,000	EUR	232,819
4.25%, 4/25/19	150,000	EUR	215,295
3.50%, 4/25/20	65,000	EUR	89,199
Kingdom of Denmark
3.13%, 3/17/14	70,000	EUR	90,743
1.75%, 10/05/15	70,000	EUR	89,873
Kingdom of Sweden
0.88%, 9/02/13	70,000	EUR	87,349
3.13%, 5/07/14	70,000	EUR	91,377
Luxembourg Government Bond
3.75%, 12/04/13	60,000	EUR	77,759
3.38%, 5/18/20	65,000	EUR	91,521
Netherlands Government Bond
4.50%, 7/15/17	130,000	EUR	189,282
4.00%, 7/15/18	60,000	EUR	86,809
3.50%, 7/15/20	20,000	EUR	28,742
5.50%, 1/15/28	40,000	EUR	72,988
Republic of Austria
3.50%, 7/15/15	40,000	EUR	53,705
4.65%, 1/15/18, Series 2	45,000	EUR	65,104
3.90%, 7/15/20	45,000	EUR	63,870

Total Sovereign Bonds			2,713,108

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $3,033,877)			2,903,420

SUPRANATIONAL BONDS - 27.4%

Banks - 27.4%
Council of Europe Development Bank
3.00%, 7/13/20	130,000	EUR	172,096
Eurofima
4.00%, 10/27/21	95,000	EUR	135,152
European Investment Bank
3.63%, 10/15/13	130,000	EUR	167,808
International Bank for Reconstruction & Development
3.88%, 5/20/19	132,000	EUR	191,100
Kreditanstalt Fuer Wiederaufbau
4.13%, 7/04/17	30,000	EUR	43,121
5.50%, 1/22/18, Series 213	45,000	EUR	68,686
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	184,552
Nordic Investment Bank
3.00%, 4/08/14	145,000	EUR	187,892

TOTAL SUPRANATIONAL BONDS (Cost: $1,236,339)			1,150,407

TOTAL INVESTMENTS IN SECURITIES - 96.7% (Cost: $4,270,216)(a)			4,053,827
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 3.3%			139,342

NET ASSETS - 100.0%			$4,193,169

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR	-	Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2012

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 46.1%

Treasury Bills - 21.6%
0.10%, 6/21/12*(a)	$11,000		$11,000
0.05%, 7/05/12*	600,000		599,969
0.07%, 7/12/12*	400,000		399,969

Total Treasury Bills			1,010,938

Treasury Bond - 6.3%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	180,000		292,502

Treasury Notes - 18.2%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	210,000		271,944
1.38%, 1/15/20	230,000		286,716
1.13%, 1/15/21	240,000		292,433

Total Treasury Notes			851,093

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,044,978)			2,154,533

FOREIGN GOVERNMENT OBLIGATIONS - 35.8%

Sovereign Bonds - 35.8%
Australian Index Linked Bond
4.00%, 8/20/20, Series 20CI	120,000	AUD	227,958
Canadian Government Real Return Index Linked Bond
4.25%, 12/01/26, Series VS05	76,214	CAD	119,694
3.00%, 12/01/36	59,082	CAD	94,734
France Government Index Linked Bond
1.60%, 7/25/15, Series OATe	55,000	EUR	84,721
2.10%, 7/25/23, Series OATi	70,000	EUR	106,628
Mexican Udibonos
4.00%, 6/13/19	1,232,724	MXN	99,494
4.50%, 12/04/25	1,185,312	MXN	102,659
Republic of South Africa Index Linked Bond
2.50%, 1/31/17, Series R211	823,750	ZAR	103,986
5.50%, 12/07/23, Series R197	708,589	ZAR	112,956
Swedish Government Index Linked Bond
4.00%, 12/01/20, Series 3102	840,000	SEK	198,953
Turkey Government Index Linked Bond
4.50%, 2/11/15	179,411	TRY	100,649
4.00%, 4/01/20	186,305	TRY	104,466
U.K. Treasury Index Linked Gilt
1.25%, 11/22/27	50,000	GBP	120,122
1.25%, 11/22/32	45,000	GBP	99,208

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,734,127)			1,676,228

SUPRANATIONAL BOND - 3.9%

Bank - 3.9%
Morgan Stanley, Inflation Linked, Private Placement 5.40%, 5/15/15(b) (Cost: $220,992)	350,000	BRL	185,181

MONEY MARKET FUND - 12.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $587,876)	587,876		587,876

TOTAL INVESTMENTS IN SECURITIES - 98.4% (Cost: $4,587,973)(d)			4,603,818
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.6%			73,752

NET ASSETS - 100.0%			$4,677,570

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	Euro
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)

This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 86.9%

Treasury Bills - 86.9%
U.S. Treasury Bills
0.09%, 6/14/12*	$6,000,000	$5,999,852
0.09%, 6/21/12*(a)	4,755,000	4,754,847
0.06%, 7/05/12*	166,500,000	166,491,403

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $177,245,983)		177,246,102

MONEY MARKET FUND -11.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(b) (Cost: $23,391,617)	23,391,617	23,391,617

TOTAL INVESTMENTS IN SECURITIES - 98.4% (Cost: $200,637,600)(c)		200,637,719
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.6%		3,336,053

NET ASSETS - 100.0%		$203,973,772

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2012.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of May 31, 2012, the Trust offered 48 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”)	May 14, 2008
WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”)	May 14, 2008
WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”)	September 24, 2010
WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”)	May 6, 2009
WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”)	May 14, 2008
WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”)	May 21, 2008
WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”)	June 25, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

CONSOLIDATION OF SUBSIDIARIES

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund each includes the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, the “Subsidiary”, collectively, the “Subsidiaries”). For the Managed Futures Strategy Fund and Global Real Return Fund, the accompanying schedule of investments reflect the investments of each Fund on a consolidated basis with its respective Subsidiary. All intercompany transactions have been eliminated in consolidation. Each Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on

Notes to Schedule of Investments (unaudited)(continued)

similar securities, and market sentiment for the type of security. Futures contracts generally are valued at settlement price on the primary exchange on which they trade. Swaps are generally valued on the basis of broker dealer quotations or independent pricing services. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. In addition, securities may be valued using “fair value” pricing and may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited)(continued)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$51,575	$—
Repurchase Agreement	—	10,234,631	—
U.S. Government Obligations	—	64,447,501	—

Total	—	74,733,707	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	344,430	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,530,826)	—

Total - Net	$—	$68,547,311	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$1,861,425	$—
Repurchase Agreement	—	70,766,177	—
Time Deposits	—	82,052,310	—
U.S. Government Obligations	—	209,508,256	—

Total	—	364,188,168	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	657,925	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,063,693)	—

Total - Net	$—	$361,782,400	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$172,477	$—
Repurchase Agreement	—	5,927,688	—
U.S. Government Obligations	—	23,548,527	—

Total	—	29,648,692	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	478,508	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,994,449)	—

Total - Net	$—	$27,132,751	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$993,234	$—
Repurchase Agreement	—	75,055,320	—
U.S. Government Obligations	—	244,280,615	—

Total	—	320,329,169	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	474,520	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(20,016,827)	—

Total - Net	$—	$300,786,862	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$138,459	$—
Repurchase Agreement	—	4,426,203	—
U.S. Government Obligations	—	13,746,172	—

Total	—	18,310,834	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	796	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,173,417)	—

Total - Net	$—	$17,138,213	$—

Notes to Schedule of Investments (unaudited)(continued)

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$3,315,058	$—
Repurchase Agreement	—	3,265,803	—
Time Deposits	—	12,857,094	—

Total	$—	$19,437,955	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$42,631	$—
Repurchase Agreement	—	1,231,933	—
U.S. Government Obligations	—	3,649,727	—

Total	—	4,924,291	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(427,089)	—

Total - Net	$—	$4,497,202	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$285,403,204	$—
Money Market Fund	—	3,073,025	—
Repurchase Agreement	—	42,494,693	—
Supranational Bonds	—	55,813,748	—

Total	—	386,784,670	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	258,309	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,220,575)	—

Total - Net	$—	$385,822,404	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$26,719,421	$—
Money Market Fund	—	13,629	—
Supranational Bonds	—	10,638,398	—

Total	$—	$37,371,448	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Corporate Bonds	$—	$55,532,497	$—
Foreign Government Agencies & Obligations	—	1,929,180	—
Money Market Fund	—	4,067,200	—

Total	$—	$61,528,877	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$939,584,417	$—
Money Market Funds	—	57,209,517	—
Repurchase Agreement	—	26,028,300	—
Supranational Bonds	—	155,649,981	—

Total	—	1,178,472,215	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	145,172	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,736,198)	—

Total - Net	$—	$1,176,881,189	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$2,903,420	$—
Supranational Bonds	—	1,150,407	—

Total	$—	$4,053,827	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,676,228	$—
Money Market Fund	—	587,876	—
Supranational Bond	—	185,181	—
U.S. Government Obligations	—	2,154,533	—

Total	—	4,603,818	—

Unrealized Depreciation on Swap Contracts	—	(22,685)	—
Unrealized Appreciation on Futures Contracts	427	—	—

Total - Net	$427	$4,581,133	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$23,391,617	$—
U.S. Government Obligations	—	177,246,102	—

Total	—	200,637,719	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	244,146	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,427,971)	—
Unrealized Depreciation on Swap Contracts	—	(1,274,383)	—
Unrealized Appreciation on Futures Contracts	1,308,326	—	—
Unrealized Depreciation on Futures Contracts	(8,576,549)	—	—

Total - Net	$(7,268,223)	$198,179,511	$—

Notes to Schedule of Investments (unaudited)(continued)

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended May 31, 2012.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method.

Asia Local Debt Fund	Supranational Bonds
Balance as of September 1, 2011	$12,365,842
Premium/discount amortization (accretion)	(2,501)
Realized gain (loss)	(357,988)
Change in unrealized appreciation (depreciation)	(353,476)
Sales	(7,414,622)
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	(4,237,255)

Balance as of May 31, 2012	$—

Emerging Markets Local Debt Fund	Supranational Bonds
Balance as of September 1, 2011	$2,241,272
Premium/discount amortization (accretion)	(3,295)
Realized gain (loss)	(114,888)
Change in unrealized appreciation (depreciation)	(67,999)
Sales	(2,055,090)
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—

Balance as of May 31, 2012	$—

[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.
[2]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended May 31, 2012 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund.

As of May 31, 2012, the following Funds posted securities and/or cash as collateral for derivative agreements as follows:

Fund	Value of Collateral Posted
Brazilian Real Fund	$1,970,000
Chinese Yuan Fund	670,000
Commodity Currency Fund	650,000
Emerging Currency Fund	6,510,000
Indian Rupee Fund	570,000
Asia Local Debt Fund	380,000
Global Real Return Fund	11,000
Managed Futures Strategy Fund	4,754,847

Notes to Schedule of Investments (unaudited)(continued)

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

Notes to Schedule of Investments (unaudited)(continued)

The following Forward Contracts were open at May 31, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	6/4/2012	BRL	38,064,510	USD	18,899,955	$90,127
	6/4/2012	BRL	38,064,509	USD	18,899,955	90,127
	6/4/2012	BRL	7,517,448	USD	3,878,972	164,176
	6/4/2012	USD	22,763,297	BRL	41,823,233	(2,096,070)
	6/4/2012	USD	22,744,852	BRL	41,823,234	(2,077,625)
	7/3/2012	USD	17,555,985	BRL	33,524,031	(1,086,275)
	7/3/2012	USD	17,554,422	BRL	33,524,031	(1,084,712)
	8/2/2012	USD	18,897,501	BRL	38,471,722	(93,026)
	8/2/2012	USD	18,897,595	BRL	38,471,723	(93,118)

						$(6,186,396)

Chinese Yuan Fund	10/22/2012	CNY	16,163,287	USD	2,545,400	$17,134
	10/22/2012	CNY	16,152,543	USD	2,548,122	21,537
	10/22/2012	USD	127,802,164	CNY	809,435,003	(1,190,132)
	12/10/2012	USD	27,927,531	CNY	176,948,835	(294,602)
	1/11/2013	CNH	32,345,601	USD	5,098,613	74,964
	1/11/2013	CNH	32,309,818	USD	5,077,765	59,674
	1/11/2013	CNH	32,293,777	USD	5,081,233	65,633
	1/11/2013	CNH	32,256,454	USD	5,054,286	44,483
	1/11/2013	CNH	16,172,576	USD	2,545,660	33,870
	1/11/2013	CNH	16,145,223	USD	2,545,160	37,619
	1/11/2013	CNH	16,137,469	USD	2,532,957	26,620
	1/11/2013	CNH	16,135,718	USD	2,542,660	36,595
	1/11/2013	CNH	16,135,718	USD	2,542,660	36,595
	1/11/2013	CNH	16,132,114	USD	2,528,545	23,039
	1/11/2013	CNH	16,130,441	USD	2,528,282	23,037
	1/11/2013	CNH	16,130,255	USD	2,541,398	36,182
	1/11/2013	CNH	16,125,140	USD	2,542,395	37,973
	1/11/2013	CNH	16,116,764	USD	2,524,833	21,711
	1/11/2013	CNH	16,100,991	USD	2,532,200	31,528
	1/11/2013	CNH	16,097,607	USD	2,529,877	29,731
	1/11/2013	USD	155,101,143	CNH	990,475,901	(1,268,692)
	3/18/2013	USD	27,689,221	CNY	175,793,325	(310,267)

						$(2,405,768)

Commodity Currency Fund	6/4/2012	AUD	3,338,158	USD	3,249,697	$11,851
	6/4/2012	AUD	258,761	USD	262,813	11,828
	6/4/2012	AUD	257,964	USD	250,882	669
	6/4/2012	AUD	256,784	USD	268,134	19,066
	6/4/2012	BRL	6,144,910	USD	3,051,097	14,550
	6/4/2012	BRL	471,122	USD	234,284	1,476

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	6/4/2012	BRL	465,410	USD	240,112	10,127
	6/4/2012	CAD	3,515,330	USD	3,417,587	23,756
	6/4/2012	CAD	273,557	USD	265,639	1,537
	6/4/2012	CAD	273,135	USD	274,081	10,386
	6/4/2012	CAD	271,838	USD	273,770	11,328
	6/4/2012	CLP	1,721,384,130	USD	3,318,011	13,059
	6/4/2012	CLP	132,224,993	USD	269,517	15,653
	6/4/2012	CLP	131,977,234	USD	271,642	18,254
	6/4/2012	CLP	131,216,013	USD	252,947	1,020
	6/4/2012	NOK	19,961,864	USD	3,283,525	17,540
	6/4/2012	NOK	1,539,731	USD	269,765	17,848
	6/4/2012	NOK	1,538,966	USD	253,487	1,694
	6/4/2012	NOK	1,538,455	USD	265,004	13,296
	6/4/2012	RUB	105,846,475	USD	3,234,363	72,573
	6/4/2012	RUB	8,125,654	USD	277,421	34,695
	6/4/2012	RUB	8,097,201	USD	269,144	27,269
	6/4/2012	RUB	8,060,548	USD	245,898	5,118
	6/4/2012	USD	4,362,972	AUD	4,111,667	(374,861)
	6/4/2012	USD	3,734,741	BRL	7,081,442	(235,399)
	6/4/2012	USD	4,323,872	CAD	4,333,860	(139,802)
	6/4/2012	USD	4,359,148	CLP	2,116,802,370	(295,018)
	6/4/2012	USD	4,372,712	NOK	24,579,016	(351,309)
	6/4/2012	USD	4,429,094	RUB	130,129,878	(541,922)
	6/4/2012	USD	4,399,022	ZAR	33,840,357	(446,310)
	6/4/2012	ZAR	27,551,521	USD	3,237,547	19,400
	6/4/2012	ZAR	2,110,024	USD	275,163	28,702
	6/4/2012	ZAR	2,097,436	USD	266,895	21,905
	6/4/2012	ZAR	2,081,376	USD	244,759	1,644
	6/5/2012	NZD	4,259,340	USD	3,215,802	15,333
	6/5/2012	NZD	330,831	USD	249,857	1,271
	6/5/2012	NZD	330,482	USD	262,082	13,758
	6/5/2012	NZD	328,548	USD	268,773	21,902
	6/5/2012	USD	4,365,970	NZD	5,249,201	(421,721)
	7/3/2012	USD	3,259,252	BRL	6,599,007	(17,287)
	8/24/2012	USD	3,247,824	AUD	3,359,633	(11,458)
	8/24/2012	USD	3,269,703	CAD	3,369,331	(22,516)
	8/24/2012	USD	3,246,843	CLP	1,701,832,878	(10,057)
	8/24/2012	USD	3,251,809	NOK	19,830,834	(17,280)
	8/24/2012	USD	3,256,304	NZD	4,335,207	(15,103)
	8/24/2012	USD	3,235,642	RUB	107,457,602	(75,788)
	8/24/2012	USD	3,208,436	ZAR	27,632,655	(18,618)

						$(2,515,941)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund	6/4/2012	BRL	51,255,084	USD	25,500,042	$172,004
	6/4/2012	BRL	654,648	USD	319,434	(4,065)
	6/4/2012	BRL	327,835	USD	163,590	1,588
	6/4/2012	BRL	327,794	USD	163,492	1,511
	6/4/2012	BRL	327,324	USD	159,826	(1,923)
	6/4/2012	BRL	326,835	USD	162,532	1,024
	6/4/2012	USD	1,212,201	BRL	2,299,605	(75,836)
	6/4/2012	USD	26,850,831	BRL	50,919,915	(1,688,419)
	7/3/2012	USD	25,509,877	BRL	51,545,257	(186,685)
	8/2/2012	CLP	170,953,621	USD	334,908	8,951
	8/2/2012	CLP	85,580,651	USD	170,140	6,964
	8/2/2012	CLP	85,540,478	USD	168,986	5,886
	8/2/2012	CLP	85,476,810	USD	167,470	4,492
	8/2/2012	CLP	85,369,640	USD	163,293	519
	8/2/2012	CNH	2,207,489	USD	347,554	2,357
	8/2/2012	CNH	1,104,764	USD	173,174	416
	8/2/2012	CNH	1,103,744	USD	173,791	1,192
	8/2/2012	CNH	1,103,416	USD	173,616	1,069
	8/2/2012	CNH	1,103,039	USD	173,721	1,233
	8/2/2012	IDR	3,248,044,120	USD	342,079	9,649
	8/2/2012	IDR	1,638,186,497	USD	166,482	(1,183)
	8/2/2012	IDR	1,624,022,060	USD	171,040	4,824
	8/2/2012	IDR	1,621,698,673	USD	169,457	3,479
	8/2/2012	IDR	1,619,558,904	USD	171,928	6,169
	8/2/2012	INR	18,414,580	USD	330,366	8,592
	8/2/2012	INR	9,207,290	USD	164,857	3,971
	8/2/2012	INR	9,206,396	USD	166,632	5,761
	8/2/2012	INR	9,203,319	USD	167,974	7,157
	8/2/2012	INR	9,186,678	USD	161,340	813
	8/2/2012	KRW	398,609,272	USD	341,129	4,735
	8/2/2012	KRW	199,481,600	USD	168,838	491
	8/2/2012	KRW	199,350,780	USD	170,240	2,004
	8/2/2012	KRW	199,305,948	USD	171,875	3,677
	8/2/2012	KRW	199,304,636	USD	170,579	2,382
	8/2/2012	MXN	4,561,310	USD	330,677	14,296
	8/2/2012	MXN	2,281,833	USD	164,355	6,083
	8/2/2012	MXN	2,281,198	USD	164,903	6,675
	8/2/2012	MXN	2,280,778	USD	161,017	2,818
	8/2/2012	MXN	2,280,655	USD	165,348	7,157
	8/2/2012	MYR	1,072,002	USD	342,165	5,961
	8/2/2012	MYR	536,044	USD	171,014	2,899
	8/2/2012	MYR	536,001	USD	171,137	3,035
	8/2/2012	MYR	535,924	USD	168,981	904
	8/2/2012	MYR	535,850	USD	173,022	4,968

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/2/2012	PLN	1,109,662	USD	324,128	14,737
	8/2/2012	PLN	554,918	USD	161,513	6,793
	8/2/2012	PLN	554,872	USD	161,639	6,932
	8/2/2012	PLN	554,831	USD	162,073	7,377
	8/2/2012	PLN	554,629	USD	155,231	592
	8/2/2012	RUB	10,362,383	USD	328,652	22,692
	8/2/2012	RUB	5,181,585	USD	167,364	14,372
	8/2/2012	RUB	5,181,293	USD	165,325	12,342
	8/2/2012	RUB	5,181,191	USD	164,417	11,437
	8/2/2012	RUB	5,175,054	USD	156,204	3,406
	8/2/2012	TRY	631,461	USD	339,872	6,041
	8/2/2012	TRY	316,275	USD	171,035	3,832
	8/2/2012	TRY	316,268	USD	170,705	3,506
	8/2/2012	TRY	315,730	USD	169,994	3,079
	8/2/2012	TRY	315,067	USD	167,656	1,091
	8/2/2012	USD	1,223,037	CLP	597,698,247	(83,407)
	8/2/2012	USD	26,682,860	CLP	13,242,703,451	(1,433,024)
	8/2/2012	USD	1,214,764	CNH	7,705,246	(9,854)
	8/2/2012	USD	26,908,035	CNH	170,516,216	(243,511)
	8/2/2012	USD	1,216,436	IDR	11,252,034,488	(64,813)
	8/2/2012	USD	26,867,057	IDR	248,923,279,355	(1,390,257)
	8/2/2012	USD	1,201,374	INR	64,549,800	(73,441)
	8/2/2012	USD	26,865,816	INR	1,430,067,372	(1,877,056)
	8/2/2012	USD	1,220,262	KRW	1,393,538,847	(44,229)
	8/2/2012	USD	26,920,308	KRW	30,841,251,175	(892,821)
	8/2/2012	USD	1,224,862	MXN	16,074,643	(109,896)
	8/2/2012	USD	26,687,496	MXN	355,868,425	(2,003,834)
	8/2/2012	USD	1,222,073	MYR	3,749,319	(46,203)
	8/2/2012	USD	26,927,810	MYR	82,967,275	(907,425)
	8/2/2012	USD	1,225,119	PLN	3,894,979	(139,135)
	8/2/2012	USD	26,586,460	PLN	86,271,732	(2,532,487)
	8/2/2012	USD	1,220,495	RUB	36,242,594	(150,395)
	8/2/2012	USD	26,782,951	RUB	802,939,470	(3,075,346)
	8/2/2012	USD	1,238,306	TRY	2,223,113	(63,027)
	8/2/2012	USD	26,821,309	TRY	49,269,404	(774,352)
	8/2/2012	USD	1,222,626	ZAR	9,600,887	(110,869)
	8/2/2012	USD	26,668,644	ZAR	212,745,110	(2,033,334)
	8/2/2012	ZAR	2,735,555	USD	328,652	11,882
	8/2/2012	ZAR	1,368,760	USD	163,071	4,572
	8/2/2012	ZAR	1,368,729	USD	163,632	5,137
	8/2/2012	ZAR	1,367,777	USD	164,329	5,944
	8/2/2012	ZAR	1,366,641	USD	159,303	1,050

						$(19,542,307)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Indian Rupee Fund	8/2/2012	INR	756,910	USD	14,022	$796
	8/2/2012	USD	2,086,341	INR	112,620,709	(118,426)
	8/2/2012	USD	5,546,374	INR	297,590,691	(346,324)
	8/2/2012	USD	5,540,694	INR	297,590,692	(340,644)
	8/2/2012	USD	5,725,651	INR	306,608,590	(368,023)

						$(1,172,621)

South African Rand Fund	8/2/2012	USD	1,641,511	ZAR	12,939,864	$(143,109)
	8/2/2012	USD	1,640,782	ZAR	12,939,864	(142,381)
	8/2/2012	USD	1,644,500	ZAR	12,978,723	(141,599)

						$(427,089)

Asia Local Debt Fund	6/20/2012	CNY	13,000,000	USD	2,060,875	$14,274
	6/20/2012	IDR	14,872,203,000	USD	1,598,818	59,441
	6/20/2012	PHP	189,377,000	USD	4,475,939	144,537
	6/20/2012	PHP	61,666,000	USD	1,431,430	21,014
	6/20/2012	TWD	19,000,000	USD	651,578	15,360
	6/20/2012	TWD	8,217,000	USD	278,831	3,683
	6/20/2012	USD	9,770,932	SGD	12,100,000	(366,910)
	6/20/2012	USD	2,048,535	CNY	13,000,000	(1,933)
	6/20/2012	USD	15,658,915	SGD	19,695,000	(352,119)
	6/20/2012	USD	4,990,137	HKD	38,706,000	(2,560)
	6/20/2012	USD	5,855,367	PHP	251,043,000	(113,549)
	6/20/2012	USD	22,741,065	TWD	669,610,662	(319,063)
	6/20/2012	USD	1,603,818	IDR	14,872,203,000	(64,441)

						$(962,266)

Emerging Markets Local Debt Fund	6/1/2012	BRL	1,022,142	USD	512,223	$7,125
	6/1/2012	CNH	856,696	USD	135,019	551
	6/1/2012	COP	308,823,595	USD	170,151	2,006
	6/1/2012	MXN	7,112,973	USD	511,357	14,859
	6/1/2012	MYR	1,595,099	USD	506,059	3,151
	6/1/2012	PEN	448,901	USD	166,321	614
	6/1/2012	PHP	7,410,900	USD	171,390	1,044
	6/1/2012	TRY	1,247,597	USD	680,891	11,454
	6/1/2012	ZAR	2,842,595	USD	342,246	10,218
	6/5/2012	BRL	1,005,428	USD	496,839	—
	6/5/2012	CLP	85,815,677	USD	164,761	—
	6/5/2012	CNH	857,827	USD	134,667	21
	6/5/2012	COP	305,301,725	USD	166,227	—
	6/5/2012	IDR	4,754,130,138	USD	488,857	(16,902)
	6/5/2012	MXN	7,099,348	USD	495,546	—
	6/5/2012	MYR	1,594,933	USD	501,394	(1,462)
	6/5/2012	PEN	450,055	USD	166,133	—
	6/5/2012	PHP	7,414,750	USD	170,102	(332)
	6/5/2012	TRY	620,820	USD	332,773	(348)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	6/5/2012	ZAR	2,865,418	USD	334,698	4
	6/20/2012	IDR	4,751,000,000	USD	491,822	60
	6/20/2012	KRW	399,000,000	USD	339,055	1,386
	6/20/2012	KRW	394,000,000	USD	333,362	(76)
	6/20/2012	PHP	305,165,000	USD	7,070,551	90,863
	6/20/2012	THB	10,687,000	USD	334,701	(131)
	6/20/2012	THB	10,668,000	USD	336,053	1,816
	6/20/2012	USD	120,875	CLP	59,434,000	(6,989)
	6/20/2012	USD	512,348	IDR	4,751,000,000	(20,586)
	6/20/2012	USD	28,548,465	KRW	32,324,000,000	(1,193,052)
	6/20/2012	USD	7,117,717	PHP	305,165,000	(138,028)
	6/20/2012	USD	10,564,380	THB	325,752,642	(358,292)

						$(1,591,026)

Euro Debt Fund	6/5/2012	EUR	423,912	USD	524,146	$—

Managed Futures Strategy Fund (consolidated)	6/20/2012	JPY	1,216,140,500	USD	14,990,484	$(520,872)
	6/20/2012	JPY	1,216,140,500	USD	14,999,636	(511,720)
	6/20/2012	JPY	457,173,000	USD	5,523,147	(307,900)
	6/20/2012	JPY	33,399,000	USD	406,394	(19,596)
	6/20/2012	JPY	19,846,000	USD	238,935	(14,193)
	6/20/2012	USD	1,246,488	JPY	99,436,000	21,776
	6/20/2012	USD	1,351,082	JPY	106,799,000	11,094
	6/20/2012	USD	1,644,445	JPY	135,336,000	81,708
	6/20/2012	USD	7,394,663	JPY	589,924,000	129,568
	6/20/2012	USD	25,673,579	JPY	2,011,204,000	(21,525)
	9/19/2012	USD	29,421,075	JPY	2,301,493,000	(32,165)

						$(1,183,825)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CLP - Chilean peso

CNH - Offshore Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PEN - Peruvian nuevo sol

PHP - Philippines peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the interest rate swap agreement outstanding as of May 31, 2012:

Fund	Counterparty		Termination Date	Notional Amount (000)	Fund Receives Fixed Rate (per annum)	Fund Pays Floating Rate (per annum)	Unrealized Depreciation
Global Real Return Fund (consolidated)	UBS	AG	7/14/16	$220	1.89%	6-Month LIBOR	$(4,932)

Detailed below are total return swap agreements outstanding as of May 31, 2012:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Fixed Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Depreciation
Global Real Return Fund (consolidated)	JPMorgan Chase Bank, N.A.	7/16/12	$416	0.30%	Credit Suisse Commodity Benchmark Excess Return Index	$—
	UBS AG	12/14/12	754	3-Month U.S. Treasury Bill Index + 0.80%	AFT CTI Modified Index	(17,753)
Managed Futures Strategy Fund (consolidated)	UBS AG	12/14/12	54,520	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	(1,274,383)

Abbreviations:

AFT CTI - The Alpha Financial Technologies Commodity Trends Indicator

LIBOR - London Interbank Offered Rate

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Notes to Schedule of Investments (unaudited)(continued)

The following futures contracts were open at May 31, 2012:

Fund	Futures Contracts Long	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Global Real Return Fund (consolidated)	Gold 100 Ounce Futures	1	$156,420	Aug-12	$427

	Futures Contracts Short
Managed Futures Strategy Fund (consolidated)	Australian Dollar Currency Futures	50	(4,828,000)	Sep-12	(77,000)
	British Pound Currency Futures	124	(11,938,100)	Sep-12	(100,325)
	Canadian Dollar Currency Futures	25	(2,414,750)	Sep-12	(36,500)
	Cocoa Futures	42	(876,960)	Sep-12	(158)
	Coffee Futures	21	(1,283,231)	Sep-12	(7,875)
	Copper Futures	52	(4,385,550)	Sep-12	(18,200)
	Corn Futures	115	(3,021,625)	Sep-12	(40,250)
	Cotton Futures	25	(879,375)	Dec-12	(9,375)
	Euro Foreign Exchange Currency Futures	202	(31,256,975)	Sep-12	25,832
	Gold 100 Ounce Futures	20	(3,128,400)	Aug-12	112,313
	Lean Hogs Futures	49	(1,782,620)	Aug-12	(4,171,640)
	Live Cattle Futures	56	(2,663,360)	Aug-12	(3,908,160)
	Natural Gas Futures	149	(3,771,190)	Sep-12	(21,462)
	Silver Futures	11	(1,529,660)	Sep-12	(79)
	Soybean Futures	77	(4,890,463)	Nov-12	(42,025)
	Sugar #11 (World) Futures	40	(886,144)	Oct-12	(15,000)
	Swiss Franc Currency Futures	37	(4,773,925)	Sep-12	(79,850)
	Wheat Futures (CBT)	64	(2,114,400)	Sep-12	(48,650)

					(8,438,404)

	Futures Contracts Long
	U.S. Long Bond (CBT) Futures	121	18,115,969	Sep-12	840,465
	U.S. Treasury Notes 10yr Futures	135	18,081,563	Sep-12	329,716

					1,170,181

	Total				$(7,268,223)

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL INCOME TAXES

At May 31, 2012, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciaton	Net Unrealized Appreciation (Depreciation)
Brazilian Real Fund	$74,733,818	$—	$(111)	$(111)
Chinese Yuan Fund	364,922,693	—	(734,525)	(734,525)
Commodity Currency Fund	29,648,730	—	(38)	(38)
Emerging Currency Fund	320,329,003	513	(347)	166
Indian Rupee Fund	18,310,775	80	(21)	59
Japanese Yen Fund	19,232,106	205,849	—	205,849
South African Rand Fund	4,924,298	—	(7)	(7)
Asia Local Debt Fund	407,510,160	379,532	(21,105,022)	(20,725,490)
Australia & New Zealand Debt Fund	38,414,855	188,230	(1,231,637)	(1,043,407)
Emerging Markets Corporate Bond Fund	63,009,095	213,281	(1,693,499)	(1,480,218)
Emerging Markets Local Debt Fund	1,278,785,227	757,730	(101,070,742)	(100,313,012)
Euro Debt Fund	4,270,216	2,123	(218,512)	(216,389)
Global Real Return Fund (consolidated)	4,587,973	160,881	(145,036)	15,845
Managed Futures Strategy Fund (consolidated)	200,637,600	144	(25)	119

4. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, its adviser, WisdomTree Asset Management, Inc. and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. Specifically, the Currency income, Fixed Income and Alternative Funds described herein, do not infringe upon plaintiff’s patents since they are not managed using a fundamentally weighted investment methodology.

Notes to Schedule of Investments (unaudited)(continued)

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	July 20, 2012

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	July 20, 2012

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	July 20, 2012